Annual Fund Operating Expenses - ONEFUND S&P 500®	Jul. 29, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
No Load Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.38%)	[1]
Net Expenses (as a percentage of Assets)	0.25%

[1]	CYBER HORNET ETFS, LLC (formerly, ONEFUND, LLC) (the “Adviser”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to not more than 0.25% of the Fund’s average daily net assets for No Load Class shares. This agreement is in effect through July 31, 2026. This agreement may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board of Trustees. The Adviser is not permitted to recoup any amounts previously waived or reimbursed pursuant to this agreement.